EARNINGS PER SHARE	12 Months Ended
Apr. 30, 2015
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

NOTE 13 • EARNINGS PER SHARE

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. The Company has no outstanding options, warrants, convertible stock or other contractual obligations requiring issuance of additional common shares that would result in a dilution of earnings. Units can be exchanged for shares on a one-for-one basis after a minimum holding period of one year. The following table presents a reconciliation of the numerator and denominator used to calculate basic and diluted earnings per share reported in the consolidated financial statements for the fiscal years ended April 30, 2015, 2014 and 2013:

	For Years Ended April 30,
	(in thousands, except per share data)
	2015	2014	2013
NUMERATOR
Income (loss) from continuing operations — Investors Real Estate Trust	$22,076	$9,633	$17,247
Income (loss) from discontinued operations — Investors Real Estate Trust	2,011	(22,807)	8,283

Net income (loss) attributable to Investors Real Estate Trust	24,087	(13,174)	25,530
Dividends to preferred shareholders	(11,514)	(11,514)	(9,229)

Numerator for basic earnings per share — net income (loss) available to common shareholders	12,573	(24,688)	16,301
Noncontrolling interests — Operating Partnership	1,526	(4,676)	3,633

Numerator for diluted earnings per share	$14,099	$(29,364)	$19,934

DENOMINATOR
Denominator for basic earnings per share weighted average shares	118,004	105,331	93,344
Effect of convertible operating partnership units	16,594	21,697	21,191

Denominator for diluted earnings per share	134,598	127,028	114,535

Earnings (loss) per common share from continuing operations — Investors Real Estate Trust — basic and diluted	$.09	$(.01)	$.08
Earnings (loss) per common share from discontinued operations — Investors Real Estate Trust — basic and diluted	.02	(.22)	.09

NET INCOME (LOSS) PER COMMON SHARE — BASIC & DILUTED	$.11	$(.23)	$.17